Restructuring	3 Months Ended
Mar. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Restructuring
Restructuring charges
No restructuring charge was recognized during the three months ended March 31, 2018 or March 31, 2017.
Prior Period Restructuring charges
A restructuring charge of $7.8 million was recognized during the year ended December 31, 2017 under a restructuring plan adopted following a review of operations.  The restructuring plan reflected resource rationalization across the business to improve resource utilization. No additional charge was recorded during the three months ended March 31, 2018.

Workforce reductions
(in thousands)
Initial restructuring charge recorded	$7,753
Utilized	(4,656)
Provision at December 31, 2017	$3,097
Utilized	(961)
Provision at March 31, 2018	$2,136

A restructuring charge of $8.2 million was recognized during the year ended December 31, 2016 under a restructuring plan adopted following a review by the Company of its operations.  The restructuring plan includes resource rationalizations in certain areas of the business to improve resource utilization, resulting in a charge of $6.2 million and office consolidation resulting in the recognition of an onerous lease obligation of $2.0 million during the twelve months ended December 31, 2016.

	Workforce Reductions	Onerous Lease	Total
	(in thousands)
Total provision recognized	$6,190	$1,969	$8,159
Utilized	(5,734)	(571)	(6,305)
Foreign exchange	(63)	—	(63)
Provision at December 31, 2016	$393	$1,398	$1,791
Utilized	(393)	(1,081)	(1,474)
Provision at December 31, 2017	$—	$317	$317
Utilized	—	(310)	(310)
Provision at March 31, 2018	$—	$7	$7
A restructuring charge of $8.8 million was recognized during the year ended December 31, 2014. Following the closure of the Company’s European Phase 1 services in 2013, the Company recognized a charge in 2014 in relation to its Manchester, United Kingdom facility; $5.6 million in relation to asset impairments and $3.2 million in relation to an onerous lease charge associated with this facility. We expect this to be paid by 2024.

	Onerous Lease	Asset Impairment	Total
	(in thousands)
Total provision recognized	$3,167	$5,629	$8,796
Asset write off	—	(5,629)	(5,629)
Provision at December 31, 2014	$3,167	$—	$3,167
Utilized	(1,167)	—	(1,167)
Provision at December 31, 2015	$2,000	$—	$2,000
Utilized	(1,359)	—	(1,359)
Provision at December 31, 2016	$641	$—	$641
Utilized	$(441)	$—	$(441)
Provision at December 31, 2017	$200	$—	$200
Utilized	$(92)	$—	$(92)
Provision at March 31, 2018	$108	$—	$108

At March 31, 2018, $2.1 million is included within other liabilities and $0.2 million within non-current other liabilities.